Expense Example - Avos Global Equities ETF - Avos Global Equities ETF Class	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	$ 205